Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans interest cost	kr 647	kr 517	kr 361
United Kingdom [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [Line Items]
Defined benefit plans net interest income	624	626	355
Defined benefit plans interest cost	kr 532	kr 514	kr 312